Borrowing Arrangements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Line of credit amount outstanding	$ 0		$ 0
FRB Secured Line of Credit
Debt Instrument [Line Items]
Secured borrowing capacity	14,000,000	$ 13,800,000
Carrying value of collateral loan pledged	25,800,000	25,200,000
FHLB Secured Line of Credit
Debt Instrument [Line Items]
Secured borrowing capacity	323,300,000	342,900,000
Carrying value of collateral loan pledged	368,100,000	392,200,000
FHLB
Debt Instrument [Line Items]
Short-term borrowings	$ 25,000,000
Short-term borrowings interest percentage	1.41%
Short-term borrowings repayment date	Jan. 02, 2018
Zions Bank | Maximum
Debt Instrument [Line Items]
Borrowings of unsecured loan	$ 20,000,000	20,000,000
Wells Fargo Bank | Maximum
Debt Instrument [Line Items]
Borrowings of unsecured loan	10,000,000	10,000,000
Wells Fargo Bank | Letter of Credit
Debt Instrument [Line Items]
Borrowings of unsecured loan	2,000,000	2,000,000
First Tennessee National Bank | Maximum
Debt Instrument [Line Items]
Borrowings of unsecured loan	12,000,000	12,000,000
Pacific Coast Bankers' Bank | Maximum
Debt Instrument [Line Items]
Borrowings of unsecured loan	$ 5,000,000	$ 5,000,000